WARRANTS AND OPTIONS	12 Months Ended
Mar. 31, 2026
WARRANTS AND OPTIONS
WARRANTS AND OPTIONS	NOTE 9. WARRANTS AND OPTIONS There are no warrants or options outstanding to acquire any additional shares of common.